Putnam Investments
One Post Office Square
Boston, MA 02109
September 18, 2009

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam RetirementReady Funds (Reg. Nos. (333-117134) (811-21598)
Post-Effective Amendment No. 6 to Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

We are filing the referenced Amendment pursuant to Rule 485(a) under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the Staff of the Commission. The Amendment is marked to show changes from the Prospectus and Statement of Additional Information dated November 30, 2008, filed with the Commission on November 26, 2008. We are requesting selective review of only the marked text. The Amendment is expected to become effective on November 30, 2009.

The principal changes reflected in the Amendment include changes in the underlying funds of the Trust and updates standard Putnam disclosure.

Any comments or questions on this filing may be directed to AnneMarie Duffy at 1-800-225-2465, Ext.

14824, or to the undersigned at 1-800-225-2465, Ext. 11139.

Very truly yours,

Laurie Grossman
Assistant Vice President

cc: Philip Rohmer, esq.